Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, provision for inventory written down, allowance for account receivable, valuation allowance for deferred tax assets, impairment for goodwill, useful lives and impairment for property, plant and equipment and intangible assets and provision for warranty.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

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Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow (“DCF”) models, and similar techniques.

Inventories

Inventories

Inventories of the Group consist of raw materials, finished goods and work in progress. Inventories are stated at the lower of cost or market. Inventory costs include expenses that are directly or indirectly incurred in the acquisition, including shipping and handling costs charged to us by suppliers, and production of manufactured products for sale. Expenses include the cost of materials and supplies used in production, direct labour costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labour. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value based upon estimates of future demand, technology developments, and market conditions.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and amortization. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Office building	47 or 48 years
Plant and machinery	4 years
Furniture, fixtures and equipment	4 years
Motor vehicles	4 years
Software	3-4 years
Leasehold improvements	Shorter of the lease term or 4 years

Land use rights, net

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the agreements.

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets with definite lives are amortized on a straight-line basis over their expected useful economic lives. Intangible assets with indefinite live are not amortized but tested for impairment annually. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software license	2-5 years
Certification of internet content provider	5 years
Customer base	5 years
Contract backlog	2 months
Trade name and domain name	4 years

Impairment of long-lived assets and intangible assets with definite lives

Impairment of long-lived assets and intangible assets with definite lives

The Group reviews its long-lived assets and intangible assets with definite live for impairment whenever events or change in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying values of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group would recognize an impairment loss based on the fair values of these assets.

Impairment of intangible assets with indefinite lives

Impairment of intangible assets with indefinite lives

The Group evaluates the remaining useful life of an intangible asset that is not being amortized in each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If the intangible asset that is not being amortized is subsequently determined to have a definite useful life, the asset is then tested for impairment in the same way as intangible assets with definite life.

An intangible asset that is not subject to amortization is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test of intangible assets with indefinite lives consists of a comparison of the fair value of an intangible asset with its carrying amount.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.

The Group performs its goodwill impairment test annually on December 31, and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The Group completes a two-step goodwill impairment test. The first step compares the fair value of each reporting unit (operating segment or one level below an operating segment) to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Deferred revenue

Deferred revenue

Deferred revenue relates to design fee revenue. Design fee advances are normally received from customers immediately after the design contracts are executed, such advances are recorded as deferred revenue and are recognized as revenue when a pre-agreed milestone has been reached.

Treasury stock

Treasury stock

Treasury stock represents shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends and excluded from the weighted average outstanding shares in calculation of net income per share. Treasury stock is recorded at cost.

Revenue recognition

Revenue recognition

Revenue related to ODP segment

(1)	Product sales

Revenue from sales of products, including feature phones and smart phones designed by the Group and manufactured by EMS providers, wireless modules as well as other electronic components is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Design fee

Design fee is a fixed amount paid in installments according to pre-agreed milestones. In general, three milestones are identified in the Group’s design contracts with customers. Three milestones include: 1, GSM-based handsets industry based standard referring as full type approval, or FTA; 2, the regulatory approval for its use in the intended country, in the case of China, a China type approval, or CTA; and 3, the beginning of mass production refers to as shipping acceptance, or SA. The Group recognizes revenues in accordance with authoritative guidance regarding to software revenue recognition based on the proportional performance method using an output measure determined by achievement of each milestone.

(3)	Component sales

Component sales revenue, including sales of mobile phone components other than finished mobile phone products (such as chips used in mobile products) is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to brand name phone sales segment

Revenue from sales of brand name phones, represent mobile phone under Tecface and QIGI brand. The Tecface and QIGI brand phones are designed by the Group and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to game segment

(1)	Motion game device

Motion game device is a PC game control device that is used in motion games. Motion game device is designed by the Group and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Wireless gaming service

The Group provides mobile phone game related services to brand mobile phone manufacturers. Under these arrangements, the Group maintains a mobile phone web page so the brand mobile phone manufacturers’ end users can access the web page and download mobile phone games free of charge during the contract period. In return, mobile phone manufactures pay the Group a fixed fee for the contract period, usually one year. Revenue is recognized ratably over the contract period.

Business taxes

The Group’s PRC subsidiaries and VIE are subject to business taxes at the rate of 5% on certain types of services and the related revenues are presented net of business taxes incurred. The Group reports revenue net of business taxes. Business taxes deducted in arriving to net revenue during 2010, 2011 and 2012 totaled $319, $78 and $324, respectively.

Value added tax ("VAT") and VAT refund

Value added tax (“VAT”) and VAT refund

VAT on sales is calculated at 17% on revenue from product and component sales, 6% on revenue from design fees starts from January 1, 2012 for subsidiaries located in Shanghai, and September 1, 2012 for subsidiaries located in Beijing and paid after deducting input VAT on purchases. The Group reports revenue net of VAT. VAT during 2010, 2011 and 2012 totaled $43,968, $53,762 and $22,775, respectively.

For products sold to overseas customers by PRC entities, the Group is entitled to a refund of VAT paid at rate of 13% for some component sales and 17% for other products sales. The Group records VAT refund on accrual basis. VAT refund is recorded as other current assets on the consolidated balance sheets. The Group reports revenue net of VAT.

For the provisions of qualified revenue from design fees under the VAT reform pilot program, subsidiaries located in Shanghai and Beijing are entitled to a VAT exemption upon the application procedures and approval of in-charge tax authorities while input tax obtained for design activities are not deducted.

Product warranty

Product warranty

The Group’s product warranty relates to the provision of bug fixing services to the Group’s designed mobile handset for a period of one to three years commencing upon the mass production of the mobile handset, and warranties to the Group’s customers on the sales of products for a period of one year. Accordingly, the Group’s product warranty accrual reflects management’s best estimate of probable liability under its product warranty. Management determines the warranty based on historical experience and other currently available evidence.

	Year ended December 31,
	2010	2011	2012

Balance at beginning of the year	$377	$277	$36
Current period provision	341	39	92
Utilized during the year	(102)	—	—
Reversal	(345)	(285)	(45)
Exchange difference	6	5	—

Balance at end of the year	$277	$36	$83

Government subsidies and grants

Government subsidies and grants

Some local governments in the PRC give subsidies to companies as an incentive to establish business in its jurisdiction. These government subsidies are recognized as subsidy income in the statements of comprehensive income when they are received as the Group does not have further obligation to earn these subsidies. The Group recorded government subsidy income of $159, $224 and $232 for the years ended December 31, 2010, 2011 and 2012, respectively

The Group also receives government grants as compensation of performing government endorsed projects. The grants are refundable until the Group achieves certain performance measures. These government grants are recorded as a liability until earned. The Group recognizes these grants as subsidy income once it completes the relevant projects and achieves the performance measures. The Group did not record such government subsidy income for the years ended December 31, 2010, 2011 and 2012. The amount of $394, $683 and $995 were recorded as a liability on the balance sheet as of December 31, 2010, 2011 and 2012, respectively.

Research and Development costs

Research and development costs

Research and development expenses are incurred in the development of handset design and wireless software application. Technological feasibility for the Group’s internally developed products is reached shortly before the products are released to customers. Costs incurred after technological feasibility has historically been immaterial. Accordingly, the Group has expensed all research and development costs when incurred.

Advertising costs

Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $2,983, $12,930 and $8,988 in 2010, 2011 and 2012, respectively, and have been included as part of selling and marketing expenses.

Foreign Currency Translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE located in the PRC are maintained in their local currencies, the RMB, which are also the functional currencies of these entities. The financial records of the Group’s subsidiaries located in Hong Kong are maintained in U.S. dollar, which is also the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income.

The Group’s entities with functional currency of RMB, translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not identify significant unrecognized tax benefits for years ended December 31, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the Group’s unrecognized tax benefits would not change significantly within 12 months from December 31, 2012.

Comprehensive Income

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in single continuous statement of comprehensive income. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

Financial instruments

Financial instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, the put option, amount due from a related party, amounts due to related parties.

Except for the put options, the carrying values of all the aforementioned financial instruments approximate its fair value due to the short-term nature of these instruments. The put option is carried at fair value.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers; however, upfront deposit based on a portion of the design fee under the contract will generally be required to be received when the design contract is entered into. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. Information relating to the Group’s major customers is summarized in Note 23.

Share-based payment

Share-based payment

Share-based payment transactions with employees, such as share options and nonvested shares, are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expense over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period, based on graded vesting attribution method prior to year 2011, with a corresponding impact reflected in additional paid-in capital. Effective January 1, 2011, the Company changed its method of amortization of share-based payment expense from the graded vesting attribution method to straight-line attribution method. Management believes the straight-line attribution method result in a better matching of amortization of share-based payment expense with employee service obtained.

Shares awards issued to non-employees (other than non-employee directors), such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Net income per share

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The Convertible Notes issued are accounted for using if-converted method when calculate diluted net income per ordinary share. Ordinary share equivalents are excluded from the computation of the diluted net loss per share in periods when their effect would be anti-dilutive. The effect of the stock options is computed using the treasury stock method.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

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Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

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Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

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Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

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Fair value of an instrument classified in a reporting entity’s stockholders’ equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statements of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance effective January 1, 2012 and presented the total consolidated statements of comprehensive income in a single continuous statement of comprehensive income.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group adopted this pronouncement effective January 1, 2012, which did not have a significant effect on the Company’s consolidated financial statements, as the Company chose to directly perform the two-step goodwill impairment test for 2012.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

In February 2013, the FASB has issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP.

The new amendments will require an organization to:

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Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

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Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments are effective for reporting periods beginning after December 15, 2012. The Group will adopt this pronouncement on January 1, 2013 which is not expected to have a significant impact on its financial condition or results of operations.

In March 2013, the FASB has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. The Group will adopt this pronouncement on January 1, 2014 which is not expected to have a significant impact on its financial condition or results of operations.